GOING CONCERN (Narrative) (Details) - USD ($)	Apr. 30, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Accumulated deficit	$ 1,893,532	$ 812,935	$ 204,751	$ 862,211